Consolidated Statement of Operations - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
INVESTMENT INCOME:
Interest income	$ 183	$ 108,040
Dividend income		277
Other income		1,492
Total investment income from non-controlled/non-affiliate company investments	183	109,809
EXPENSES:
Interest and credit facility fees	118	24,798
Base management fee	130	9,713
Income based fee	0	7,622
Capital gains incentive fee	0	3,162
Offering expenses		4,123
Administrative and other fees	0	3,018
Organization expenses	788
Other general and administrative	404	4,009
Total expenses	1,440	57,138
Expense support (Note 3)	(1,449)	(16,762)
Net expenses	(9)	40,376
NET INVESTMENT INCOME BEFORE INCOME TAXES	192	69,433
Income tax expense, including excise tax	9	946
NET INVESTMENT INCOME	183	68,487
Net realized gains (losses):
Net realized gains on investments	54	6,381
Net realized losses on foreign currency transactions		(126)
Net realized gains	54	6,255
Net unrealized gains (losses):
Net unrealized gains (losses) on investments	(311)	20,415
Net unrealized losses on foreign currency transactions		(1,118)
Net unrealized gains (losses)	(311)	19,297
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(257)	25,552
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (74)	94,039
Class S
EXPENSES:
Shareholder servicing and distribution fees		657
Class D
EXPENSES:
Shareholder servicing and distribution fees		$ 36